DISCOUNTINUED OPERATIONS (Details Narrative)	12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2025 USD ($)	Jun. 26, 2025 USD ($)	Jun. 26, 2025 CNY (¥)	Mar. 09, 2023	Apr. 23, 2006
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Assets	$ 13,029,460
Tianjin YHX [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Assets				$ 1	¥ 1
Xi'an App Chem [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity ownership	100.00%						100.00%
Consideration	$ 6,200,000	¥ 43,300,000
App-Chem Health [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity ownership			100.00%	51.00%	51.00%	100.00%